Inventories	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Inventories

5. Inventories

Inventories consist of the following as of the dates indicated:

In thousands	July 31, 2013	October 31, 2012
Raw materials	$6,871	$6,736
Work in-process	545	1,969
Finished goods	391,746	336,041

	$399,162	$344,746

Note 4—Inventories, net

Inventories consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Raw materials	$6,736	$9,130
Work in process	1,969	2,647
Finished goods	336,041	335,980

	$344,746	$347,757